Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants
Schedule of changes in the fair value of warrant liabilities

Private
Warrants
Warrants liability as at December 31, 2021	$3,126
Increase in fair value of warrants liability	5,188
Warrants liability as at March 31, 2022	$8,314

Private
Warrants
Warrants liability as at September 9, 2021	$12,501
Reduction in fair value of warrants liability	(9,375)
Warrants liability as at December 31, 2021	$3,126

Schedule of provides quantitative information regarding Level 3 fair value measurements

	March 31,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Share price	$2.59	$2.08
Volatility	82.5%	64.6%
Term	4.4 years	4.7 years
Risk-free rate	2.4%	1.2%
Dividend yield	0.0%	0.0%

	December 31, 2021		September 9, 2021
Exercise price	$11.50		$11.50
Share price	$2.08		$10.62
Volatility	64.6%		15.8%
Term	4.7	years	5.0	years
Risk-free rate	1.2%		0.8%
Dividend yield	0.0%		0.0%